Impacts From Huricanes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Business Interruption Loss
Insurance recoveries	$ 677.5
Factory Mutual Insurance Company
Business Interruption Loss
Insurance recoveries	180.0
Factory Mutual Insurance Company | Recovery of lost profits
Business Interruption Loss
Impact to operating income from insurance recoveries	64
Minimum | Aon Risk Insurance Services West, Inc.
Business Interruption Loss
Monetary damages sought	$ 200